Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net Loss Per Share

17. Net Loss Per Share

Basic net loss per share excludes the effect of dilution and is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding less the weighted-average number of shares subject to repurchase during the period.

Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options and warrants to the extent dilutive. Basic net loss per share was the same as diluted net loss per share for the quarters and six months ended June 30, 2016 and 2015 as the inclusion of all potential common shares outstanding would have an anti-dilutive effect.

As described in note 1 and Note 16, all outstanding Series AA Preferred Stock, Series D Preferred Stock and Common Stock were retired and cancelled prior to the 2016 Merger without consideration. They are therefore being excluded in the calculation of the net loss per share calculation included in these financial statements which have been retrospectively adjusted for the recapitalization of the Company. The weighted average common shares in 2016 and 2015 reflect the outstanding private company Series AB Preferred Stock of the private company as converted at the conversion ratio of 0.23856.

14. NET LOSS PER SHARE

Basic net loss per share excludes the effect of dilution and is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding less the weighted-average number of shares subject to repurchase during the period.

Diluted net loss per share is computed by giving effect to all potential shares of common stock, including stock options and warrants to the extent dilutive. Basic net loss per share was the same as diluted net loss per share for the years ended December 31, 2014 and 2015 as the inclusion of all potential common shares outstanding would have had an anti-dilutive effect.

The following table sets forth the computation of historical basic and diluted net loss per share:

	Year Ended December 31,
	2014	2015
Numerator
Net loss	$(65,572)	$(67,195)
Net loss attributable to common stockholders—basic and diluted	(65,572)	(67,195)

Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	0	241,055

Net loss per share, basic and diluted	$0	$(278.75)

As described in notes 1 and 16, all outstanding Series AA Preferred Stock, Series D Preferred Stock and Common Stock were retired and cancelled prior to the Merger. They are therefore being excluded in the calculation of the net loss per share calculation. The weighted average common shares in 2015 reflect outstanding Series AB Preferred Stock as at December 31, 2015 converted at the conversion ratio of 0.23856.